CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions	12 Months Ended
	Dec. 31, 2010 HOST HOTELS & RESORTS, INC.	Dec. 31, 2009 HOST HOTELS & RESORTS, INC.	Dec. 31, 2008 HOST HOTELS & RESORTS, INC.	Dec. 31, 2010 HOST HOTELS & RESORTS L.P.	Dec. 31, 2009 HOST HOTELS & RESORTS L.P.	Dec. 31, 2008 HOST HOTELS & RESORTS L.P.
OPERATING ACTIVITIES
Net income (loss)	$ (132)	$ (258)	$ 414	$ (132)	$ (258)	$ 414
Discontinued operations:
(Gain) loss on dispositions	2	(26)	(24)	2	(26)	(24)
Depreciation	2	90	29	2	90	29
Depreciation and amortization	591	613	553	591	613	553
Amortization of deferred financing costs	12	14	12	12	14	12
Amortization of debt premiums/discounts, net	31	31	33	31	31	33
Deferred income taxes	(36)	(38)	(8)	(36)	(38)	(8)
Net gains on property transactions and other	(1)	(14)	(2)	(1)	(14)	(2)
(Gain) loss on foreign currency transactions and derivatives	6	(5)	(1)	6	(5)	(1)
Non-cash loss (gain) on extinguishment of debt	1	(5)	(14)	1	(5)	(14)
Equity in (earnings) losses of affiliates	1	32	10	1	32	10
Distributions from equity investments	2	1	3	2	1	3
Change in due from managers	(9)	34	41	(9)	34	41
Change in restricted cash for operating activities	(25)			(25)
Changes in other assets	44	(12)		44	(12)
Changes in other liabilities	31	95	(26)	31	95	(26)
Cash provided by operating activities	520	552	1,020	520	552	1,020
INVESTING ACTIVITIES
Proceeds from sales of assets, net	12	199	38	12	199	38
Acquisitions	(342)			(342)
Deposits for acquisitions	(38)			(38)
Proceeds from sale of interest in CBM Joint Venture LLC		13			13
Deferred sale proceeds received from HPT	17.0			17.0
Investment in affiliates	(1)	(7)	(77)	(1)	(7)	(77)
Return of capital from investments in affiliates		39			39
Purchase of mortgage note on a portfolio of hotels	(53)			(53)
Capital expenditures:
Renewals and replacements	(195)	(164)	(374)	(195)	(164)	(374)
Repositionings and other investments	(114)	(176)	(298)	(114)	(176)	(298)
Change in furniture, fixtures & equipment (FF&E) replacement fund	(17)	(6)	3	(17)	(6)	3
Change in FF&E replacement funds designated as restricted cash	22	(14)	6	22	(14)	6
Property insurance proceeds	3			3
Other			(14)			(14)
Cash provided by (used in) investing activities	(706)	(116)	(716)	(706)	(116)	(716)
FINANCING ACTIVITIES
Financing costs	(10)	(20)	(8)	(10)	(20)	(8)
Issuances of debt	500	906	300	500	906	300
Draws on credit facility	56		410	56		410
Repayment on credit facility		(410)			(410)
Repurchase/redemption of senior notes, including exchangeable debentures	(821)	(139)	(82)	(821)	(139)	(82)
Mortgage debt prepayments and scheduled maturities	(364)	(342)	(245)	(364)	(342)	(245)
Scheduled principal repayments	(13)	(14)	(16)	(13)	(14)	(16)
Common stock issuance	406	767
Common stock repurchase			(100)
Redemption of preferred stock	(101)
Dividends on common stock	(20)	(42)	(522)
Dividends on preferred stock	(6)	(9)	(9)
Distributions to non-controlling interests	(4)	(3)	(28)
Contributions from non-controlling interests	11
Change in restricted cash for financing activities	23	4	16	23	4	16
Cash provided by (used in) financing activities	(343)	698	(284)	(343)	698	(284)
Common OP unit issuance				406	767
Common OP unit repurchase						(100)
Redemption of preferred OP units				(101)
Distributions on common OP units				(20)	(43)	(542)
Distributions on preferred OP units				(6)	(9)	(9)
Distributions to non-controlling interests				(4)	(2)	(8)
Contributions from non-controlling interests				11
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(529)	1,134	20	(529)	1,134	20
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,642	508	488	1,642	508	488
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 1,113	$ 1,642	$ 508	$ 1,113	$ 1,642	$ 508